Share Capital - Schedule of Information About Stock Options Outstanding (Details)	12 Months Ended
Mar. 31, 2025 $ / shares
$5.46 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 5.46
Number of options outstanding	309,000
Weighted average remaining contractual life	1 month 24 days
Weighted average exercise price	$ 309,000
Number of options exercisable	5.46
$9.45 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.45
Number of options outstanding	360,000
Weighted average remaining contractual life	7 months 13 days
Weighted average exercise price	$ 360,000
Number of options exercisable	9.45
$9.96 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.96
Number of options outstanding	41,956
Weighted average remaining contractual life	7 months 28 days
Weighted average exercise price	$ 41,956
Number of options exercisable	9.96
$12.52 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 12.52
Number of options outstanding	35,525
Weighted average remaining contractual life	8 months 1 day
Weighted average exercise price	$ 35,525
Number of options exercisable	12.52
$7.49 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 7.49
Number of options outstanding	49,096
Weighted average remaining contractual life	1 year 7 months 24 days
Weighted average exercise price	$ 49,096
Number of options exercisable	7.49
$9.07 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.07
Number of options outstanding	224,989
Weighted average remaining contractual life	1 year 10 months 2 days
Weighted average exercise price	$ 224,989
Number of options exercisable	9.07
$7.99 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 7.99
Number of options outstanding	126,875
Weighted average remaining contractual life	1 year 10 months 17 days
Weighted average exercise price	$ 126,875
Number of options exercisable	7.99
$3.93 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 3.93
Number of options outstanding	310,000
Weighted average remaining contractual life	2 years 25 days
Weighted average exercise price	$ 240,334
Number of options exercisable	3.93
$6.21 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 6.21
Number of options outstanding	15,225
Weighted average remaining contractual life	2 years 2 months 1 day
Weighted average exercise price	$ 15,225
Number of options exercisable	6.21
$3.75 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 3.75
Number of options outstanding	10,150
Weighted average remaining contractual life	2 years 5 months 26 days
Weighted average exercise price	$ 10,150
Number of options exercisable	3.75
$3.65 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 3.65
Number of options outstanding	20,162
Weighted average remaining contractual life	2 years 7 months 24 days
Weighted average exercise price	$ 20,162
Number of options exercisable	3.65
$4.93 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 4.93
Number of options outstanding	5,075
Weighted average remaining contractual life	2 years 8 months 26 days
Weighted average exercise price	$ 5,075
Number of options exercisable	4.93
$5.13 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 5.13
Number of options outstanding	256,708
Weighted average remaining contractual life	2 years 9 months 21 days
Weighted average exercise price	$ 256,708
Number of options exercisable	5.13
$4.08 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 4.08
Number of options outstanding	60,000
Weighted average remaining contractual life	2 years 10 months 24 days
Weighted average exercise price	$ 40,000
Number of options exercisable	4.08
$2.67 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 2.67
Number of options outstanding	150,220
Weighted average remaining contractual life	3 years 9 months 25 days
Weighted average exercise price	$ 150,220
Number of options exercisable	2.67
$4.41 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 4.41
Number of options outstanding	304,999
Weighted average remaining contractual life	4 years
Weighted average exercise price	$ 46,666
Number of options exercisable	4.41
$2.67 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Number of options outstanding	2,279,980
Weighted average remaining contractual life	1 year 11 months 23 days
Weighted average exercise price	$ 1,931,981
Number of options exercisable	6.54
$2.67 [Member] | Bottom of Range [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 2.67
$2.67 [Member] | Top of Range [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 12.52